Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenues
For the years ended December 31, 2019, 2020 and 2021, all of the Group’s revenue was generated in the PRC. The disaggregated revenues were as follows:

	For the years ended December 31,
	2019	2020	2021
Revenue from Affected Entity:
Rental revenue	9,340,573	15,284,572	14,152,381
Food procurement services	—	5,341,719	10,864,732

Subtotal	9,340,573	20,626,291	25,017,113
Revenue from related party:
Rental revenue	2,373,333	1,668,572	906,667

Revenue from third parties :
Tuition fees	—	—	4,146,247
Uniform	—	1,932,094	1,334,416
Meals	—	—	591,304
Accommodation	—	—	228,526
Rental revenue	952,381	104,761	76,191
Others	765,316	1,373,236	2,136,308

Subtotal	1,717,697	3,410,091	8,512,992

Total revenue	13,431,603	25,704,954	34,436,772